Share-based compensation - Summary of Share Options Outstanding (Details)	3 Months Ended
	Mar. 31, 2026 shares $ / shares	Mar. 31, 2025 shares $ / shares	Dec. 31, 2025 shares	Dec. 31, 2024 shares
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options outstanding (in shares)	965,907	1,017,907	1,019,930	827,642
Weighted average remaining contractual life (years)	2 years 10 months 2 days	3 years 9 months 29 days
Number of options exercisable (in shares)	611,675	520,851
0.0001 - 1.09
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options outstanding (in shares)	234,120	234,120
Weighted average remaining contractual life (years)	5 months 23 days	1 year 5 months 23 days
Number of options exercisable (in shares)	234,120	234,120
0.0001 - 1.09 | Minimum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price range (in canadian dollars per share) | $ / shares	$ 0.0001	$ 0.0001
0.0001 - 1.09 | Maximum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price range (in canadian dollars per share) | $ / shares	$ 1.09	$ 1.09
8.86 - 11.06
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options outstanding (in shares)	18,500	21,242
Weighted average remaining contractual life (years)	4 years 11 months 19 days	5 years 2 months 19 days
Number of options exercisable (in shares)	18,500	21,242
8.86 - 11.06 | Minimum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price range (in canadian dollars per share) | $ / shares	$ 8.86	$ 8.86
8.86 - 11.06 | Maximum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price range (in canadian dollars per share) | $ / shares	$ 11.06	$ 11.06
15.79 - 16.00
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options outstanding (in shares)	85,628	93,947
Weighted average remaining contractual life (years)	2 years 10 months 2 days	4 years 2 months 23 days
Number of options exercisable (in shares)	85,628	93,947
15.79 - 16.00 | Minimum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price range (in canadian dollars per share) | $ / shares	$ 15.79	$ 15.79
15.79 - 16.00 | Maximum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price range (in canadian dollars per share) | $ / shares	$ 16.00	$ 16.00
26.43 - 60.00
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options outstanding (in shares)	579,604	585,873
Weighted average remaining contractual life (years)	3 years 8 months 19 days	4 years 7 months 6 days
Number of options exercisable (in shares)	244,615	146,132
26.43 - 60.00 | Minimum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price range (in canadian dollars per share) | $ / shares	$ 26.43	$ 26.43
26.43 - 60.00 | Maximum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price range (in canadian dollars per share) | $ / shares	$ 60.00	$ 60.00
60.01 - 95.12
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options outstanding (in shares)	48,055	82,725
Weighted average remaining contractual life (years)	3 years 3 days	4 years 2 months 12 days
Number of options exercisable (in shares)	28,812	25,410
60.01 - 95.12 | Minimum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price range (in canadian dollars per share) | $ / shares	$ 60.01	$ 60.01
60.01 - 95.12 | Maximum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price range (in canadian dollars per share) | $ / shares	$ 95.12	$ 95.12